Capital Management and Risk Policies - Summary of Regulatory Capital (Detail) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [abstract]
Basic Shareholders’ Equity	$ 505,589,433	$ 257,700,315
(Deductible Items)	(63,094,866)	(35,563,896)
Equity Tier 1	442,494,567	222,136,419
Complementing shareholders’ Equity	36,138,983	29,006,025
Equity Tier 2	36,138,983	29,006,025
Regulatory Capital (RPC)	$ 478,633,550	$ 251,142,444